Common Shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Common Shares
Common Shares

7.            Common Shares

As of December 31, 2017, the Company’s bye-laws, as amended and restated, authorized the Company to issue 43,918,239 total shares with a par value of $0.000273235, of which 5,507,938 and 3,568,353 shares were designated as Class A and Class B common shares, respectively. In February 2018, the Company’s bye-laws were further amended and restated to, among other things, effect an increase in the number of authorized common shares to 44,746,463 shares, of which 5,507,938 shares were designated as Class A common shares and 3,568,353 shares were designated as Class B common shares. The remaining 11,956,456 shares that were not designated as common shares or Preferred Shares as of December 31, 2017 could have been designated to any class at any time in the future by the Company’s board of directors. No Class A1 common shares or Class B1 common shares were designated as of December 31, 2017.

On May 23, 2018, the Company’s registration statement on Form S-1 relating to the IPO was declared effective by the SEC. On May 29, 2018, the Company completed the IPO of 8,477,777 Class A common shares at $18.00 per share for gross proceeds of $152,600. In addition, on June 22, 2018, the Company completed the sale of 1,006,425 Class A common shares to the underwriters of the IPO following the exercise of their over-allotment option to purchase additional shares at $18.00 per share for gross proceeds of $18,116. The aggregate net proceeds to the Company from the IPO, inclusive of the over-allotment option exercise, was $155,536 after deducting underwriting discounts and commissions and other offering costs.

In May 2018, upon completion of the IPO (which qualified as a “Qualified IPO” under the Company’s bye-laws, as amended and restated), all outstanding Preferred Shares were converted into 5,546,019 Class A common shares, 1,070,502 Class B common shares, 12,995,954 Class A1 common shares and 16,057,618 Class B1 common shares in accordance with the Company’s bye-laws, as amended and restated.  In connection with the completion of the IPO in May 2018, the Company increased the authorized capital of the Company to $54,647 consisting of 200,000,000 shares of $0.000273235 par value per share and, among other things, amended the description of different classes of shares under the Company’s Amended & Restated Bye-Laws.

The rights of the holders of the Company’s Class A common shares, Class B common shares, Class A1 common shares and Class B1 common shares are identical, except with respect to voting and conversion, as described below. As of December 31, 2017, the voting, dividend and liquidation rights of the holders of the Company’s common shares were subject to and qualified by the rights, powers and preferences of the holders of the Preferred Shares as set forth above. In May 2018, following the conversion of the Preferred Shares into common shares, the voting, dividend and liquidation rights of the holders of the Company’s common shares were then subject to and qualified by the rights, powers and preferences of the holders of the preferred shares.  As of September 30, 2018, no preferred shares were designated or issued.

Voting

Each Class A common share entitles the holder to one vote on all matters submitted to the shareholders for a vote. Each Class B common share entitles the holder to ten votes on all matters submitted to the shareholders for a vote. Holders of Class A1 common shares or Class B1 common shares have no voting rights. As of December 31, 2017, the holders of the Class A and Class B common shares, voting together as a single class, were entitled to elect one director of the Company. The holders of the Class A and Class B common shares, voting together with the holders of the Preferred Shares, voting together as a single class, were entitled to elect the remaining directors of the Company, except for the two directors of the Company that the holders of the Preferred Shares, voting together as a single class, were entitled to elect.  In May 2018, following the conversion of the Preferred Shares into common shares, the holders of Class A and Class B common shares, voting together as a single class, are entitled to elect the directors of the Company.

Dividends

Common shareholders are entitled to receive dividends, as may be declared by the board of directors. As of December 31, 2017, these dividends were subject to the preferential dividend rights of the holders of the Company’s Preferred Shares. In May 2018, following the conversion of the Preferred Shares into common shares, these dividends are subject to the rights, powers and preferences of the preferred shares.  As of September 30, 2018, no preferred shares were designated or issued. Through December 31, 2017 and September 30, 2018, no cash dividends have been declared or paid.

Conversion

Each Class B common share shall automatically convert into one Class A common share upon certain transfers of such shares by the holder thereof (subject to certain exceptions). Each Class B common share is convertible, at the holder’s election into one Class A common share or one Class B1 common share. Each Class A1 common share is convertible into one Class A common share at the holder’s election. Each Class B1 common share is convertible into one Class A common share or one Class B common share at the holder’s election. There are no conversion rights associated with the Company’s Class A common shares.

7.            Common Shares

As of December 31, 2016, and 2017, the Amended Bye‑Laws authorized the Company to issue 43,918,239 total shares with a par value of $0.000273235, of which 4,491,921 and 5,507,938 shares have been designated as Class A common shares as of December 31, 2016 and 2017, respectively, and 3,568,353 shares have been designated as Class B common shares as of December 31, 2016 and 2017. The remaining 18,729,845 and 11,956,456 shares that were not designated as common shares or Preferred Shares as of December 31, 2016 and 2017, respectively, may be designated to any class at any time in the future by the Company’s board of directors. No Class A1 common shares or Class B1 common shares were designated as of December 31, 2016 and 2017. The rights of the holders of the Company’s Class A common shares, Class B common shares, Class A1 common shares and Class B1 common shares are identical, except with respect to voting and conversion, as described below. The voting, dividend and liquidation rights of the holders of the Company’s common shares are subject to and qualified by the rights, powers and preferences of the holders of the Preferred Shares as set forth above.

Voting

Each Class A common share entitles the holder to one vote on all matters submitted to the shareholders for a vote. Each Class B common share entitles the holder to ten votes on all matters submitted to the shareholders for a vote. Holders of Class A1 common shares or Class B1 common shares have no voting rights. The holders of Class A and Class B common shares, voting together as a single class, are entitled to elect one director of the Company.

Dividends

Common shareholders are entitled to receive dividends, as may be declared by the board of directors. These dividends are subject to the preferential dividend rights of the holders of the Company’s Preferred Shares. Through December 31, 2016 and 2017, no cash dividends have been declared or paid.

Conversion

Each Class B common share shall automatically convert into one Class A common share upon certain transfers of such shares by the holder thereof (subject to certain exceptions). Each Class B common share shall be convertible, at the holder’s election and at any time into one Class A common share or one Class B1 common share. Each Class A1 common share is convertible into one Class A common share at the holder’s election. Each Class B1 common share is convertible into one Class A common share or one Class B common share at the holder’s election.

There are no conversion rights associated with the Company’s Class A common shares.